Right of use assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Rights of Use [Abstract]
Schedule of Changes in Right of Use Assets	Changes in the Group’s right of use assets, net in 2022 and 2021 were as follows:

	Agricultural partnerships (*)	Others	Total
At January 1, 2021
Opening net book amount	192,270	17,424	209,694
Exchange differences	(10,191)	(55)	(10,246)
Additions and re-measurements	95,030	15,497	110,527
Depreciation	(41,138)	(8,061)	(49,199)
Closing net book amount	235,971	24,805	260,776

At December 31, 2022
Opening net book amount	235,971	24,805	260,776
Exchange differences	13,223	1,593	14,816
Additions and re-measurements	140,724	7,204	147,928
Depreciation	(56,356)	(6,983)	(63,339)
Closing net book amount	333,562	26,619	360,181
(*) Agricultural partnership has an average term of 6 years.